Note 3 - Fair Values of Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2016
Notes Tables
Fair Value, Assets Measured on Recurring Basis [Table Text Block]
	December 31, 2016
	Level 1	Level 2	Level 3	Total

U.S. government obligations	$-	$22,233,619	$-	$22,233,619
States and political subdivisions	-	39,525,248	-	39,525,248
Corporate	-	210,980,549	-	210,980,549
Foreign	-	52,529,579	-	52,529,579
Mortgage-backed securities:
Commercial MBS	-	6,916,071	-	6,916,071
Residential MBS	-	33,306,997	-	33,306,997
Corporate redeemable preferred stock	-	855,936	-	855,936
Total fixed maturities	$-	$366,347,999	$-	$366,347,999

U.S. agencies	$707,900	$-	$-	$707,900
Mutual funds	347,124	-	-	347,124
Corporate common stock	7,253,044	-	448,000	7,701,044
Total equity securities	$8,308,068	$-	$448,000	$8,756,068

Investments in convertible options	$-	$983,950	$-	$983,950
	December 31, 2015
	Level 1	Level 2	Level 3	Total

U.S. government obligations	$-	$24,015,752	$-	$24,015,752
States and political subdivisions	-	41,205,439	-	41,205,439
Corporate	-	235,176,138	-	235,176,138
Foreign	-	62,058,522	-	62,058,522
Asset-backed securities	-	144,009	-	144,009
Mortgage-backed securities:
Commercial MBS	-	6,963,242	-	6,963,242
Residential MBS	-	38,914,577	-	38,914,577
Corporate redeemable preferred stock	-	669,128	-	669,128
Total fixed maturities	$-	$409,146,807	$-	$409,146,807

U.S. agencies	$707,900	$-	$-	$707,900
Mutual funds	304,031	-	-	304,031
Corporate common stock	6,252,858	-	352,000	6,604,858
Total equity securities	$7,264,789	$-	$352,000	$7,616,789

Investments in convertible options	$-	$957,405	$-	$957,405

Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Table Text Block]
	Year Ended December 31,
	2016	2015
Corporate common stock:
Beginning balance	$352,000	$384,000
Transfers into Level 3	-	-
Transfers out of Level 3	-	-
Purchases	-	-
Sales	-	-
Total gains or losses:
Included in earnings	-	-
Included in other comprehensive income (loss)	96,000	(32,000)
Ending balance	$448,000	$352,000

Fair Value, by Balance Sheet Grouping [Table Text Block]
	December 31, 2016
	Carrying	Fair
	Amount	Value	Level 1	Level 2	Level 3
Assets:
Mortgage loans on real estate:
Commercial	$10,819,996	$11,084,097	$-	$-	$11,084,097
Residential	30,482,396	33,992,592	-	-	33,992,592
Policy loans	6,336,277	6,336,277	-	-	6,336,277
State-guaranteed receivables	11,584,681	13,938,824	-	13,938,824	-
Other invested assets	1,951,830	1,951,830	-	-	1,951,830
Cash and cash equivalents	3,297,917	3,297,917	3,297,917	-	-
Accrued investment income	4,433,680	4,433,680	-	-	4,433,680
Cash value of company-owned life insurance	13,855,560	13,855,560	-	-	13,855,560

Liabilities:
Policyholder deposits (Investment-type contracts)	51,870,288	51,304,889	-	-	51,304,889
Policy claims	2,637,220	2,637,220	-	-	2,637,220
Obligations under capital leases	72,209	72,209	-	-	72,209
Notes payable	971,851	971,851	-	-	971,851
	December 31, 2015
	Carrying	Fair
	Amount	Value	Level 1	Level 2	Level 3
Assets:
Mortgage loans on real estate:
Commercial	$12,419,443	$12,895,965	$-	$-	$12,895,965
Residential	20,754,688	23,032,713	-	-	23,032,713
Policy loans	6,702,911	6,702,911	-	-	6,702,911
State-guaranteed receivables	7,692,959	9,094,934	-	9,094,934	-
Other invested assets	2,379,451	2,379,451	-	-	2,379,451
Cash and cash equivalents	3,619,663	3,619,663	3,619,663	-	-
Accrued investment income	5,149,612	5,149,612	-	-	5,149,612
Cash value of company-owned life insurance	13,191,773	13,191,773	-	-	13,191,773

Liabilities:
Policyholder deposits (Investment-type contracts)	52,694,746	53,880,242	-	-	53,880,242
Policy claims	2,584,088	2,584,088	-	-	2,584,088
Obligations under capital leases	377,259	377,259	-	-	377,259
Notes payable	1,433,448	1,433,448	-	-	1,433,448